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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom       August 13, 2010
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $1,615,433,491.41


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 JUNE 2010

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
                                  Item 2 -                                                  Item 6:            Item 8:
                                  Title or Item 3 -                 Item 4:       Item 5:     Inv     Item 7:   Voting
Item 1 - Stock Name                 Class    CUSIP   Portfolio   FMV (in US$)     Shares   Discretion Manager Authority
--------------------------------- -------- --------- --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR                 ADR      02364W105             462,752,932.50  9,742,167    sole       1       sole   7,915,430
                                                                                                                 none   1,826,737

BANCO MACRO BANSUD ADR            ADR      05961W105              58,614,335.00  1,990,300    sole       1       sole   1,955,700
                                                                                                                 none      34,600

BANCO SANTANDER BRASIL - ADS      ADS      05967A107             317,329,449.63 30,719,211    sole       1       sole   5,005,757
                                                                                                                 none   5,713,454

BANCOLOMBIA ADR                   ADR      05968L102              98,567,310.42  1,966,234    sole       1       sole   1,470,853
                                                                                                                 none     495,381

COMPANHIA BRASILEIRA DE DIST. ADR ADR      20440T201              71,792,678.32  1,032,691    sole       1       sole     839,740
                                                                                                                 none     192,951

CREDICORP (US)                    ORD      G2519Y108             181,262,381.45  1,994,305    sole       1       sole   1,645,720
                                                                                                                 none     348,585

EMBOTELLADORA ANDINA ADR REP A    ADR      29081P204               7,589,474.70    423,993    sole       1       sole     223,793
                                                                                                                 none     200,200

EMBOTELLADORA ANDINA ADS REP B    ADS      29081P303              84,208,824.45  3,757,645    sole       1       sole   3,241,865
                                                                                                                 none     515,780

FEMSA ADS                         ADS      191241108             201,411,513.90  4,667,706    sole       1       sole   3,777,108
                                                                                                                 none     890,598

HDFC BANK LTD ADR                 ADR      40415F101               2,787,915.00     19,500    sole       1       sole      19,500
                                                                                                                 none           0

INFOSYS TECHNOLOGY LTD ADR        ADR      456788108               5,820,975.42     97,162    sole       1       sole      97,162
                                                                                                                 none           0

KOREA ELECTRIC POWER SPON ADR     ADR      500631106               1,734,279.12    134,649    sole       1       sole     125,511
                                                                                                                 none       9,138

MOBILE TELESYSTEMS ADR            ADR      607409109              88,708,155.92  4,629,862    sole       1       sole   3,775,081
                                                                                                                 none     854,781

PLATINUM GROUP METALS LTD         ORD      72765Q205              11,577,153.10  6,797,260    sole       1       sole   6,797,260
                                                                                                                 none           0

RETALIX LTD                       ORD      M8215W109               9,386,764.52    842,618    sole       1       sole     842,618
                                                                                                                 none           0

SIMCERE PHARMACEUTICAL            ORD      82859P104               5,366,739.96    648,157    sole       1       sole     648,157
                                                                                                                 none           0

TAIWAN SEMICONDUCTOR CO ADR       ADR      874039100               6,522,608.00    668,300    sole       1       sole     549,000
                                                                                                                 none     119,300

                                                               ----------------
                                                               1,615,433,491.41
                                                               ================
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